Commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission expense [abstract]
Commissions assigned to third parties	€ 2,554	€ 1,993	€ 1,856
Cards	1,872	1,355	1,249
By collection and return of effects	18	16	12
Other fees assigned	664	622	595
Other commissions paid	1,523	1,317	1,153
Brokerage fees on lending and deposit transactions	77	60	26
Sales of insurance and pension funds	340	341	248
Other fees and commissions	1,106	916	879
Total commission expense	€ 4,077	€ 3,310	€ 3,009